Leases - Operating Leases, Lessor, Future Undiscounted Cash Flows, and Income (Details) $ in Millions	Dec. 31, 2020 USD ($)
Operating lease payments receivable
2021	$ 28
2022	28
2023	28
2024	22
2025 and thereafter	19
Total	$ 125